TAXES ON INCOME (TAX BENEFIT) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Activity [Line Items]
Net income before taxes	$ (5,084)	$ 7,657	$ 14,672
Israel [Member]
Income Tax Activity [Line Items]
Net income before taxes	(10,274)	4,482	13,330
International [Member]
Income Tax Activity [Line Items]
Net income before taxes	$ 5,190	$ 3,175	$ 1,342